Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Carrying amount of intangible assets and goodwill [Table Text Block]	Intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Total
Acquisition cost	124,803	185,202	714	299,031	622,540	26,884	1,259,174
Accumulated amortization	—	(149,725)	(401)	(160,335)	(458,088)	—	(768,549)
Accumulated impairment losses	—	—	—	—	(88)	(6,798)	(6,886)

Net carrying value	124,803	35,477	313	138,696	164,364	20,086	483,739

	December 31, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Total
Acquisition cost	108,707	203,418	1,063	413,296	634,150	27,337	1,387,971
Accumulated amortization	—	(162,746)	(524)	(182,846)	(516,467)	—	(862,583)
Accumulated impairment losses	—	—	—	—	(137)	(6,652)	(6,789)

Net carrying value	108,707	40,672	539	230,450	117,546	20,685	518,599

Reconciliation of changes in intangible assets and goodwill [Table Text Block]	Changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Total
Beginning balance	107,541	47,821	328	55,337	60,807	23,894	295,728
Acquisition	—	7,347	96	16,751	196,139	2,510	222,843
Disposal	—	(189)	—	(1,500)	(12)	—	(1,701)
Amortization	—	(16,809)	(81)	(19,233)	(53,969)	—	(90,092)
Impairment losses	—	—	—	—	(9)	(1,911)	(1,920)
Foreign currencies translation adjustment	(4,016)	1	1	2	(476)	147	(4,341)
Others	—	—	—	—	(711)	—	(711)

Ending balance	103,525	38,171	344	51,357	201,769	24,640	419,806

	For the year ended December 31, 2016
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Total
Beginning balance	103,525	38,171	344	51,357	201,769	24,640	419,806
Acquisition	—	8,708	64	92,969	30,842	2,306	134,889
Disposal	—	—	—	—	(23)	(3,785)	(3,808)
Amortization	—	(15,795)	(95)	(18,657)	(57,803)	—	(92,350)
Impairment losses	—	—	—	—	3,230	(1,585)	1,645
Foreign currencies translation adjustment	7,338	16	—	—	853	50	8,257
Acquisition through business combination	7,857	162	—	—	—	43	8,062
Others	6,083	4,215	—	13,027	(14,504)	(1,583)	7,238

Ending balance	124,803	35,477	313	138,696	164,364	20,086	483,739

	For the year ended December 31, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Total
Beginning balance	124,803	35,477	313	138,696	164,364	20,086	483,739
Acquisition	105	9,722	349	122,849	22,531	1,867	157,423
Disposal	—	—	—	—	(37)	(944)	(981)
Amortization	—	(16,258)	(123)	(22,534)	(60,869)	—	(99,784)
Impairment losses	—	—	—	—	(78)	(159)	(237)
Transfer	—	7,987	—	(7,987)	—	—	—
Foreign currencies translation adjustment	(16,201)	(952)	—	(483)	(2,742)	(160)	(20,538)
Others	—	4,696	—	(91)	(5,623)	(5)	(1,023)

Ending balance	108,707	40,672	539	230,450	117,546	20,685	518,599